Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

AFFILIATED OPEN-END FUNDS - 66.2%	Shares	Value
Aristotle Core Equity Fund - Class I(a)	6,215,441	$84,902,927
Aristotle Core Income Fund - Class I(a)	16,849,287	161,247,673
Aristotle Floating Rate Income Fund - Class I(a)	384,859	3,663,861
Aristotle Growth Equity Fund - Class I(a)	7,715,448	117,583,423
Aristotle High Yield Bond Fund - Class I(a)	3,598,083	32,886,482
Aristotle International Equity Fund - Class I(a)	3,981,497	43,677,026
Aristotle Short Duration Income Fund - Class I(a)	3,967,529	40,072,041
TOTAL AFFILIATED OPEN-END FUNDS (Cost $431,329,762)		484,033,433

EXCHANGE TRADED FUNDS - 33.5%	Shares	Value
iShares MSCI EAFE Growth ETF	141,940	14,520,462
iShares Russell 2000 Growth ETF	28,042	7,361,866
iShares Russell 2000 Value ETF	48,636	7,407,263
iShares TIPS Bond ETF	34,415	3,674,834
Vanguard Emerging Markets Government Bond ETF	289,192	18,193,069
Vanguard FTSE Emerging Markets ETF	420,998	18,422,872
Vanguard Mid-Cap Growth ETF	95,358	21,890,382
Vanguard Mid-Cap Value ETF	121,607	18,293,341
Vanguard Real Estate ETF	43,733	3,663,076
Vanguard Total Bond Market ETF	324,143	23,354,503
Vanguard Value ETF	671,163	107,661,257
TOTAL EXCHANGE TRADED FUNDS (Cost $222,811,996)		244,442,925

TOTAL INVESTMENTS - 99.7% (Cost $654,141,758)		$728,476,358
Other Assets in Excess of Liabilities - 0.3%		2,178,054
TOTAL NET ASSETS - 100.0%		$730,654,412

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.